Financial Risks Management - Summary of Cash, Cash Equivalents and Financial Assets (Details) € in Thousands, SFr in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	€ 77,789			€ 136,001			€ 258,756	€ 171,029
Current and non current financial assets	4,125			9,464
Total	81,913			145,464
Denominated in EUR
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	56,593			101,536
Current and non current financial assets	4,095			9,456
Total	60,689			110,993
Denominated in USD
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	19,931	$ 22,023		32,057	$ 34,192
Current and non current financial assets	15			7
Total	19,946			32,064
Denominated In C H F
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	1,200		SFr 1,111	2,358		SFr 2,321
Current and non current financial assets	14			0
Total	€ 1,214			€ 2,358